Note 21 - Income Tax - Effective Income Tax Rate Reconciliation (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%	15.00%